Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Current CEO(1)	Compensation Actually Paid (CAP) to Current CEO(1,2)	Summary Compensation Table Total for Former CEO(1)	Compensation Actually Paid (CAP) to Former CEO(1,2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid (CAP) to Non- CEO NEOs(1,2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income (Loss) (in thousands)	Non-GAAP Revenue in Constant Currency (in thousands) (5)
							Company TSR	Peer Group TSR(4)
2024	$4,288,063	$4,495,491	NA	NA	$1,212,388	$1,048,910	$38.5	$115.0	$16,593	$499,014
2023	$5,126,861	$6,729,460	NA	NA	$1,242,867	$1,552,217	$38.4	$100.1	$17,220	$504,044
2022	$4,619,545	$2,034,934	NA	NA	$1,017,900	$550,832	$25.1	$88.8	($103,462)	$500,005
2021	$3,022,116	$504,316	$178,812	($5,566,128)	$1,187,153	($354,016)	$50.6	$140.9	$33,372	$484,799
2020	NA	NA	$3,407,218	$6,736,558	$1,028,556	$2,350,811	$151.1	$116.3	$50,867	$433,379

Company Selected Measure Name			revenue in constant currency
Named Executive Officers, Footnote	The current CEO is Robert Bodor, who began serving as CEO effective March 1, 2021. The former CEO is Victoria M. Holt, who retired effective February 28, 2021.

Year	Current CEO	Former CEO	Non-CEO NEOs
2024	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Oleg Ryaboy, and Bjoern Klaas
2023	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, and Oleg Ryaboy
2022	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, Oleg Ryaboy, and Arthur R. Baker III
2021	Robert Bodor	Victoria Holt	Daniel Schumacher, Arthur R. Baker III, Michael R. Kenison, Bjoern Klaas, and John A. Way
2020		Victoria Holt	Robert Bodor, Arthur R. Baker III, Bjoern Klaas, and John A. Way

Peer Group Issuers, Footnote	Our selected peer group for each of 2023 and 2024 is the peer group discussed above under "Compensation Discussion and Analysis - Peer Group" (our "CD&A Peer Group"). The reasons for the changes between 2023 and 2024 of the companies that were included in the peer group are described above under "Compensation Discussion and Analysis - Peer Group." In our pay versus performance disclosures for 2020, 2021, and 2022, we used the Russell 2000 Growth Index as our peer group. Pursuant to SEC guidance, we have changed our peer group. Our CD&A Peer Group included the following companies for the 2023 and 2024 fiscal years:

Year	CD&A Peer Group
2024	3D Systems Corporation, Allient, Inc., Badger Meter, Inc., Cerence Inc., CTS Corporation, Enerpac Tool Group Corp, ESCO Technologies, Inc., FARO Technologies, Inc., Helios Technologies Inc., Lindsay Corporation, Rimini Street, Inc., Semtech Corporation, SPS Commerce, Inc., Vicor Corporation, and Vishay Precision Group, Inc.
2023	3D Systems Corporation, Badger Meter, Inc., Cerence Inc., CTS Corporation, Enerpac Tool Group Corp, ESCO Technologies, Inc., FARO Technologies, Inc., Helios Technologies Inc., Lindsay Corporation, Novanta Inc., RBC Bearings Incorporated, Semtech Corporation, SPS Commerce, Inc., and Vicor Corporation.
A comparison of our TSR, the Russell 2000 Growth Index TSR, and our CD&A Peer Group TSR (adjusted for each respective year's group) is below:

Value of $100 Initial Fixed Investment on December 31, 2019
Year	PRLB	Russell 2000 Growth Index	2023 CD&A Peer Group	2024 CD&A Peer Group
2024	$39	$143	$163	$115
2023	$38	$128	$148	$100
2022	$25	$110	$123	$89
2021	$51	$138	$177	$141
2020	$151	$120	$144	$116

PEO Total Compensation Amount			$ 4,288,063
PEO Actually Paid Compensation Amount			$ 4,495,491
Adjustment To PEO Compensation, Footnote	We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the SCT totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:
2024 CAP for the current CEO and the average CAP for the non-CEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current CEO	Average
		Non-CEO NEOs
Total 2024 Compensation reported in Summary Compensation Table (SCT)	$4,288,063	$1,212,388
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	(3,656,863)	(684,899)
Add fair value at year-end of awards granted during fiscal year 2024 that are outstanding and unvested at 2024 year-end	4,291,834	671,141
+/- The difference between fair value of awards from the end of fiscal year 2023 to the end of fiscal year 2024 for awards granted in any prior fiscal year that are outstanding and unvested at 2024 year-end	4,106	10
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2024	—	16,734
+/- The change in fair value from the end of fiscal year 2023 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2024	(431,649)	(75,205)
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2024	—	(91,259)
Add dividends or other earnings paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for fiscal year 2024	—	—
Compensation Actually Paid for Fiscal Year 2024 (as calculated)	$4,495,491	$1,048,910

Non-PEO NEO Average Total Compensation Amount			$ 1,212,388	$ 1,242,867	$ 1,017,900	$ 1,187,153	$ 1,028,556
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,048,910	1,552,217	550,832	(354,016)	2,350,811
Adjustment to Non-PEO NEO Compensation Footnote	We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the SCT totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:
2024 CAP for the current CEO and the average CAP for the non-CEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current CEO	Average
		Non-CEO NEOs
Total 2024 Compensation reported in Summary Compensation Table (SCT)	$4,288,063	$1,212,388
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	(3,656,863)	(684,899)
Add fair value at year-end of awards granted during fiscal year 2024 that are outstanding and unvested at 2024 year-end	4,291,834	671,141
+/- The difference between fair value of awards from the end of fiscal year 2023 to the end of fiscal year 2024 for awards granted in any prior fiscal year that are outstanding and unvested at 2024 year-end	4,106	10
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2024	—	16,734
+/- The change in fair value from the end of fiscal year 2023 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2024	(431,649)	(75,205)
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2024	—	(91,259)
Add dividends or other earnings paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for fiscal year 2024	—	—
Compensation Actually Paid for Fiscal Year 2024 (as calculated)	$4,495,491	$1,048,910

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR
TSR in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income			Compensation Actually Paid Versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Revenue in Constant Currency
			Compensation decisions at our Company are made independently of disclosure requirements. Therefore, the relationships between pay and performance as described above were not considered by the compensation and talent committee in determining CAP for any of the five years reported.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus TSR
TSR in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List, Table

Most Important Performance Measures
Revenue in Constant Currency(1)
3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Adjusted Operating Income(2)

Total Shareholder Return Amount			$ 38.5	38.4	25.1	50.6	151.1
Peer Group Total Shareholder Return Amount			115.0	100.1	88.8	140.9	116.3
Net Income (Loss)			$ 16,593,000	$ 17,220,000	$ (103,462,000)	$ 33,372,000	$ 50,867,000
Company Selected Measure Amount			499,014,000	504,044,000	500,005,000	484,799,000	433,379,000
PEO Name	Victoria Holt	Robert Bodor	Robert Bodor	Robert Bodor	Robert Bodor		Victoria Holt
Additional 402(v) Disclosure			TSR, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Russell 2000 Growth Index Total Shareholder Return Amount			$ 143	$ 128	$ 110	$ 138	$ 120
2023 CD&A Peer Group Total Shareholder Return Amount			163	148	123	177	144
2024 CD&A Peer Group Total Shareholder Return Amount			$ 115	100	89	141	116
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue in Constant Currency(1)
Non-GAAP Measure Description			Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link CAP for our NEOs for fiscal 2024 to our Company’s performance is our Company’s revenue in constant currency, a non-GAAP measure, which is GAAP revenue calculated to exclude the impact of foreign currency exchange rates. For information regarding GAAP revenue and the impact of foreign currency exchange rates, see our earnings release filed as an exhibit to our Current Report on Form 8-K filed on February 7, 2025.Revenue in constant currency is a non-GAAP financial measure that consists of GAAP revenue which is then adjusted to eliminate the impact of changes in foreign currency exchange rates.
Measure:: 2
Pay vs Performance Disclosure
Name			3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Income(2)
Non-GAAP Measure Description			Adjusted operating income is a non-GAAP financial measure that consists of GAAP income from operations which is then adjusted to eliminate the effect of items or events that the compensation and talent committee determines in its discretion should be excluded for compensation purposes.
Robert Bodor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,288,063	5,126,861	4,619,545	3,022,116
PEO Actually Paid Compensation Amount			4,495,491	$ 6,729,460	$ 2,034,934	504,316
Victoria M. Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						178,812	3,407,218
PEO Actually Paid Compensation Amount						$ (5,566,128)	$ 6,736,558
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,656,863)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,291,834
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,106
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(431,649)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(684,899)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			671,141
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,734
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(75,205)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(91,259)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0